Aggregate Amount and Per Share Effect of Tax Holidays (Detail) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Holiday [Line Items]
Aggregate effect	14,505	13,851	8,904
Earnings Per Share, Basic
Income Tax Holiday [Line Items]
Ordinary share effect	0.17	0.17	0.12
Earnings Per Share, Diluted
Income Tax Holiday [Line Items]
Ordinary share effect	0.15	0.16	0.11